COMMITMENTS AND CONTINGENCIES (Details Narrative) - CAD ($)			3 Months Ended	19 Months Ended
	Jan. 02, 2020	Jul. 01, 2014	Mar. 31, 2022	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Management fees, per month	$ 19,106			$ 30,951
Agreement termination period from the date of effective control change			60 days
Payment period			30 days
Independent Directors [Member]
IfrsStatementLineItems [Line Items]
Director fees, stipend per month		$ 2,000
Chairman of Board [Member]
IfrsStatementLineItems [Line Items]
Director fees, stipend per month		3,000
Committee Chairmen [Member]
IfrsStatementLineItems [Line Items]
Director fees, stipend per month		$ 2,500